Related Party Transactions (Details) - Former stockholders - iHealth Technologies - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related party transactions
Payment to former stockholders	$ 22,270	$ 22,270
Accounts payable and accrued other expenses
Related party transactions
Payable to related parties			$ 21,291